Supplement to the currently effective Statement of Additional Information of each of the listed funds:




Scudder Balanced Fund                   Scudder Income Fund
Scudder Cash Investment Trust           Scudder International Fund
Scudder Contrarian Fund                 Scudder International Equity Fund
Scudder Equity 500 Index Fund           Scudder International Select Equity Fund
Scudder Fixed Income Fund               Scudder Money Market Series
Scudder Global Fund                     Scudder S&P 500 Index Fund
Scudder GNMA Fund                       Scudder Select 500 Fund
Scudder Health Care Fund                Scudder Short Duration Fund
Scudder High Income Fund                Scudder Short Term Bond Fund
Scudder High Income Opportunity Fund    Scudder-Dreman Small Cap Value Fund
Scudder High Income Plus Fund           Scudder Technology Innovation Fund
Scudder-Dreman High Return Equity Fund  Scudder US Government Securities Fund

The following information supplements the non-fundamental investment policies listed in the "Investment Restrictions" section of each of the above-referenced funds' currently effective Statements of Additional Information:

The fund will not acquire securities of registered open-end investment companies or registered unit investment trusts in reliance on Sections 12(d)(1)(F) or 12(d)(1)(G) of the Investment Company Act of 1940, as amended.









March 1, 2004